Equity Method Investments (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021
Equity Method Investments (Details) [Line Items]
Interest rate					24.30%	12.00%	21.00%
Ordinary per share (in Dollars per share) | $ / shares	$ 0.003
Ordinary share amount (in Yuan Renminbi) | ¥		¥ 7,120,478
Recognized gain on equity method investments (in Dollars) | $			$ 1,000	$ 10,000
Met Chain Co Limited [Member]
Equity Method Investments (Details) [Line Items]
Equity interest percentage	3.30%	3.30%